Other Non-Current Assets - Schedule of Other Non-Current Assets (Parenthetical) (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Arrangement for Robotic Radio Surgery System [Member] USD ($)	Dec. 31, 2014 Arrangement for Robotic Radio Surgery System [Member] CNY	Jun. 21, 2011 Arrangement for Robotic Radio Surgery System [Member] CNY
Schedule Of Long Term Prepayment Deposits And Other Assets [Line Items]
Deposits - long-term	$ 3,133	19,442	62,139	$ 2,957	18,346	23,608
Security deposits non-current				$ 2,361	14,647